Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ashmore Funds
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017
Ashmore Emerging Markets Active Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ashmore Emerging Markets Active Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund and other series of Ashmore Funds (the “Trust”). More information about these and other discounts is available in the “Classes of Shares” section beginning on page 124 of the Fund’s prospectus or from your financial advisor.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. The Fund had not yet commenced operations as of the end of the most recent fiscal year, 10/31/16, and, therefore, did not have a historical portfolio turnover rate to report.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund and other series of Ashmore Funds (the “Trust”).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market Issuers (as defined below), which may be denominated in any currency, including the local currency of the issuer. An Emerging Market Issuer is an issuer that is either domiciled in an Emerging Market Country, or an issuer deriving at least 50% of its revenues in or from one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., MSCI Emerging and Frontier Markets Index).

The Fund may invest in equity securities and equity-related investments of all types and denominated in any currency, including voting and non-voting common stock, common stock issued to special shareholder classes, preferred stock, depositary receipts, including global and American depositary receipts, warrants, securities convertible into equity securities, other equity-related investments whose returns vary on the basis of the issuer’s profitability (e.g., participation notes), as well as securities of other investment companies, including exchange-traded funds (“ETFs”) and other pooled vehicles. The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time. The Fund may invest through investment funds, pooled accounts or other investment vehicles designed to permit investments in a portfolio of equity securities listed in a particular Emerging Market Country or region, particularly in the case of countries in which such an investment vehicle is the exclusive or main vehicle for foreign portfolio investment. The Fund’s investments may include securities of companies that are in the process of being privatized by a government and securities of companies that are traded in unregulated over-the-counter markets or other types of unlisted securities markets. The Fund may invest in initial public offerings.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund’s investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

In managing the Fund’s portfolio, the Investment Manager seeks to identify equity investments within Emerging Markets. The Fund is managed actively, utilizing a top-down approach, taking into account macro- and micro-economic insights, supplemented by bottom-up research.

Macro-economic insights are based on the Investment Manager’s economic research on Emerging Market Countries. Micro-economic insights are derived from an analysis of aggregate earnings, and country- and industry-specific factors, which include demand/supply, level of competition, regulatory environment and interest rates.

Macro- and micro-economic insights are together used to identify areas within the investable universe that the Investment Manager believes exhibit attractive fundamentals. Within these attractive areas, bottom-up research is conducted to select particular instruments based on anticipated return potential. Bottom-up research includes analysis of businesses, earnings expectations, underlying business assumptions and risks, and takes into account market factors including market positioning and capital flows.

The Fund’s portfolio is constructed from equity securities with what the Investment Manager believes to have attractive risk-adjusted upside potential. The Fund’s active weighting of investments across countries, industries and sectors reflects the Investment Manager’s top-down preferences, which may vary significantly over time. The overall liquidity, volatility and beta of the portfolio are also informed by the Investment Manager’s macro-economic insights. The number of individual securities held in the Fund’s portfolio may vary over time based on the outlook of the portfolio managers, market conditions and other factors, and the Fund is not managed to have a particular number or range of portfolio holdings.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in equity securities of Emerging Market Issuers. The Fund’s investments in derivatives and other synthetic instruments that have economic characteristics similar to these instruments will be counted toward the Fund’s 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion of the Fund’s cash position.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent it focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund or Underlying Equity Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund’s or an Underlying Equity Fund’s shares to decline;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged by the Fund;
  IPO Risk: Securities offered in initial public offerings (IPOs) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Lack of Operating History Risk: The Fund does not have an operating history and may not achieve significant scale;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund’s operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report. After the Fund has had operations for at least one full calendar year, the Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with that of a broad-based market index. You may obtain the Fund’s performance information (when available) by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	After the Fund has had operations for at least one full calendar year, the Prospectus will include a bar chart and a table that will provide some indication of the risks of investing in the Fund by comparing the Fund’s performance with that of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund recently commenced investment operations and does not have a full calendar year of investment performance information to report.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-876-8294
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ashmoregroup.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Ashmore Emerging Markets Active Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.09%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.27%
1 year	rr_ExpenseExampleYear01	$ 648
3 years	rr_ExpenseExampleYear03	1,315
1 year	rr_ExpenseExampleNoRedemptionYear01	648
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,315
Ashmore Emerging Markets Active Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	2.09%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.02%
1 year	rr_ExpenseExampleYear01	$ 305
3 years	rr_ExpenseExampleYear03	1,055
1 year	rr_ExpenseExampleNoRedemptionYear01	205
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 1,055
Ashmore Emerging Markets Active Equity Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.09%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.07%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	759
1 year	rr_ExpenseExampleNoRedemptionYear01	104
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 759

[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.
[2]	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
[3]	Ashmore Investment Advisors Limited (the “Investment Manager”) has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund’s Class A Shares exceed 1.27%, for the Fund’s Class C Shares exceed 2.02% and for the Fund’s Institutional Class Shares exceed 1.02% of the Fund’s average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before February 28, 2018 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.